Impairment testing (Details Narrative) - GBP (£) £ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Impairment charge on non financial assets			£ 2.3
Intangible assets under development [member] | Midatech pharma (wales) limited [member]
IfrsStatementLineItems [Line Items]
Impairment charge on non financial assets	£ 11.6		£ 9.3	£ 2.3
Description of goodwill and IPRD allocated to the acquired cash generating unit		The assets of MPW were valued as at 31 December 2019 were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using 12-13 year risk adjusted cash flow forecasts, in line with patent life, that had been approved by the Board. A period longer than 5 years was appropriate on the basis that the investment was long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long term growth rate of Nil was used